Statements of Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Participant-directed investments at fair value:
Participant-directed investments at fair value	$ 2,651,283	$ 2,545,222
Fully benefit-responsive investment contracts at contract value:
Fixed income securities fund	149,506	175,762
Receivables:
Notes receivable from participants	21,541	19,564
Employer contributions receivable	838	852
Accrued interest and dividends	527	669
Other receivables	0	1,722
Total receivables	22,906	22,807
Total assets	2,823,695	2,743,791
Liabilities:
Payables and accrued liabilities	287	333
Total liabilities	287	333
Net assets available for benefits	2,823,408	2,743,458
Interest-bearing cash
Participant-directed investments at fair value:
Participant-directed investments at fair value	26,017	18,983
Mutual funds
Participant-directed investments at fair value:
Participant-directed investments at fair value	324,930	303,645
Commingled funds
Participant-directed investments at fair value:
Participant-directed investments at fair value	1,716,352	1,543,041
Company stock
Participant-directed investments at fair value:
Participant-directed investments at fair value	366,605	458,761
Separately managed account
Participant-directed investments at fair value:
Participant-directed investments at fair value	130,392	141,575
Self-directed brokerage account
Participant-directed investments at fair value:
Participant-directed investments at fair value	$ 86,987	$ 79,217